Provision for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loan and credit commitments
Business activity during the year	$ (380)	$ (318)
Net remeasurement of the provision for ECL	1,054	1,044
Impairment charges for debt securities at amortised cost	(3)
Impairment charges for debt securities at FVOCI		1
Recoveries	(247)	(190)	$ (191)
Impairment charges/(benefits)	424	537	$ 648
Parent Entity
Loan and credit commitments
Business activity during the year	(348)	(284)
Net remeasurement of the provision for ECL	1,054	937
Impairment charges for debt securities at amortised cost	(2)	1
Impairment charges for debt securities at FVOCI	(1)	1
Impairment on due from subsidiaries	(23)	4
Recoveries	(240)	(184)
Impairment charges/(benefits)	$ 440	$ 475